Notes to the consolidated financial statements - Cost of sales (Details) - Cost of sales - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (13,869)	€ (9,390)
Materials	(36,883)	(2,912)
Third-party services	(19,516)	(31,388)
Maintenance and lease	(1,150)	(2,543)
Amortization and depreciation	(8,326)	(1,594)
Other	(169)	(5,329)
Total	(79,913)	€ (53,156)
Write off of raw materials	€ 34,640